FVIT Portfolios

FVIT American Funds® Managed Risk Portfolio

FVIT Balanced Managed Risk Portfolio

FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT Franklin Dividend and Income Managed Risk Portfolio

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

FVIT Growth Managed Risk Portfolio

FVIT Moderate Growth Managed Risk Portfolio

FVIT PIMCO Tactical Allocation Portfolio

FVIT Select Advisor Managed Risk Portfolio

FVIT Wellington Research Managed Risk Portfolio (formerly FVIT WMC Research Managed Risk Portfolio)

Class II Shares

Incorporated herein by reference is the definitive version of the prospectus supplement pertaining to the FVIT American Funds® Managed Risk Portfolio, FVIT Balanced Managed Risk Portfolio FVIT BlackRock Global Allocation Managed Risk Portfolio, FVIT Franklin Dividend and Income Managed Risk Portfolio, FVIT Goldman Sachs Dynamic Trends Allocation Portfolio FVIT Growth Managed Risk Portfolio, FVIT Moderate Growth Managed Risk Portfolio FVIT PIMCO Tactical Allocation Portfolio, FVIT Select Advisor Managed Risk Portfolio FVIT Wellington Research Managed Risk Portfolio (formerly FVIT WMC Research Managed Risk Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 14, 2016 (SEC Accession No. 0001580642-16-007628).